Note 18 - Leases - Changes in Operating Lease ROU Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance as of beginning of period	$ 2,955	$ 1,403
Lease expense	(1,701)	(494)	$ (247)
Foreign exchange differences	115	(48)
Additions	7,171	2,119
Disposals	(322)	0
Transfers	(47)	(25)
Balance as of end of period	$ 8,171	$ 2,955	$ 1,403